Note N - Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

6.                STOCKHOLDERS’ DEFICIENCY

 Issuances of Common Stock

Securities Purchase Agreement dated February 26, 2013

Pursuant to a Securities Purchase Agreement dated February 26, 2013 by and between the Company and DRNC (the “InterDigital SPA”), the Company issued to DRNC 4,026,935 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $402,693. DRNC has anti-dilution rights under the InterDigital SPA that requires the Company to issue additional shares to DRNC on a full-ratchet basis if the Company, within the nine months following February 26, 2013, sells or issues any common stock or common stock equivalents (other than sales or issuances to directors, officers, employees or independent contractors in the ordinary course of business for compensation purposes and stock splits and stock dividends payable in respect of the Company’s common stock) having a purchase, exercise or conversion price per share of less than $0.10.

Concurrently with the closing of the transactions described above, the Company closed an equity financing with a number of private investors pursuant to a Securities Purchase Agreement (the “Private Investor SPA”). Pursuant to the Private Investor SPA, the Company issued to such investors 5,000,000 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $500,000.

In connection with the share issuances described above, the Company incurred costs of $46,176, which were offset against additional paid-in capital.

Securities Purchase Agreement dated July 23, 2013

Pursuant to a Securities Purchase Agreement, dated July 23, 2013, by and between the Company and a number of private and institutional investors (the “July Private Investor SPA”), the Company issued units to such investors consisting of 3,500,006 shares of common stock and 3,500,006 warrants to purchase additional shares of common stock, at a purchase price of $0.30 per unit for an aggregate purchase price of $1,050,000. The Investors have anti-dilution rights under the July Private Investors SPA that require the Company to issue additional shares to Investors on an average-weighted basis if the Company, within the six months following July 23, 2013, sells or issues any common stock or common stock equivalents (other than sales or issuances to directors, officers, employees or independent contractors in the ordinary course of business for compensation purposes and stock splits and stock dividends payable in respect of the Company’s common stock) having a purchase, exercise or conversion price per share of less than $0.30. The warrants have an exercise price of $0.40 per share and term of five years.

In connection with the share issuances described above, the Company incurred costs of $135,594, including filing costs for the associated Registration Statement filed with the SEC pursuant to the registration rights clause, which were offset against additional paid-in capital.

Employees’ exercise options

During the three and the nine months ended September 30, 2013, 179,998 stock options were exercised resulting in the cashless issuance of 100,558 shares of common stock.

Issuances of Stock Options

During the nine months ended September 30, 2013, 2,350,000 stock options were granted. There were no options granted in the three months ended September 30, 2013. Terms of the options issued include the following: term - 7 years, exercise price - $0.174, vesting - 3 years.

Issuances of Warrants

On August 15, 2013, the Company issued 300,000 warrants to an independent contractor for work associated with the InterDigital Note and InterDigital SPA as additional compensation. The warrants have an exercise price of $0.10 per share and term of three years. The Company valued the warrants using the Black Scholes method using the following assumptions: risk free rate of 0.70%, stock price of $0.34, and 134.2% volatility for a total valuation of $89,637. The value of the warrants was allocated to the InterDigital NPA as deferred financing costs and an offset to additional-paid-in-capital for the InterDigital SPA.

Derivative Liabilities

In connection with the issuances of equity instruments or debt, the Company may issue options or warrants to purchase common stock. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity. In addition, the equity instrument or debt may contain embedded derivative instruments, such as conversion options or listing requirements, which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative liability instrument. The Company accounts for derivative liability instruments under the provisions of FASB ASC 815, “Derivatives and Hedging.”

Anti-Dilution Rights - Securities Purchase Agreements dated February 26, 2013 and July 23, 2013

As discussed above, the terms of the Security Purchase Agreements contained anti-dilution rights. The Company determined that the anti-dilution rights were embedded equity-linked components of the common stock issuances, which were closely related to the host equity instruments. Accordingly, no separate accounting of the anti-dilution rights was required.

NOTE N— EQUITY

1. Redeemable Preferred Stock

Within the limits and restrictions provided in the Company’s Certificate of Incorporation, the Board of Directors has the authority, without further action by the shareholders, to issue up to 5,000,000 shares of preferred stock, $.0001 par value per share, in one or more series, and to fix, as to any such series, any dividend rate, redemption price, preference on liquidation or dissolution, sinking fund terms, conversion rights, voting rights, and any other preference or special rights and qualifications.

2. Common Stock

The Company is authorized to issue 170,000,000 shares of common stock, $.0001 par value per share, of which 78,155,413 were outstanding as of December 31, 2012 and 2011.

Holders of common stock have equal rights to receive dividends when, as and if declared by the Board of Directors, out of funds legally available therefor. Holders of common stock have one vote for each share held of record and do not have cumulative voting rights.

Holders of common stock are entitled, upon liquidation of the Company, to share ratably in the net assets available for distribution, subject to the rights, if any, of holders of any preferred stock then outstanding. Shares of common stock are not redeemable and have no preemptive or similar rights. All outstanding shares of common stock are fully paid and nonassessable.

On February 26, 2013, the Company entered into an agreement to issue 4,026,935 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $402,693.  Concurrently, the Company closed an equity financing with a number of private and institutional investors and issued 5,000,000 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $500,000.  See Note S below.

3. Warrants

The Company has issued warrants to certain creditors, investors, investment bankers and consultants. A summary of warrant activity is as follows:

	Total Warrants	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding, as of December 31, 2010	10,261,615	$0.32

Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(2,011,615)	0.39
Outstanding, as of December 31, 2011	8,250,000	$0.30	3.97

Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, as of December 31, 2012	8,250,000	$0.30	2.97	—
Vested or expected to vest at December 31, 2012	8,250,000	$0.30	2.97	—
Exercisable at December 31, 2012	8,250,000	$0.30	2.97	—